Related Party Transactions and Balances - Schedule of Related Party Transactions and Balances (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
New Harvest Investment Holdings Limited [Member]
Related Party Transaction [Line Items]
Relationship with the Group		Under the common control of Mr. Sit Hon, ceased to be related party since October 29, 2024
Nature	[1]	Lease expense of the office premise
Amount	[1]	$ 64,078	$ 76,636	$ 76,623
Top Pride International Limited [Member]
Related Party Transaction [Line Items]
Relationship with the Group		Under the common control of Mr. Sit Hon, ceased to be related party since October 29, 2024
Nature	[2]	Lease expense of the warehouse
Amount	[2]		42,150	42,143
Mr. Sit Hon [Member]
Related Party Transaction [Line Items]
Relationship with the Group		Former controlling shareholder of Top Win Hong Kong from October 25, 2018 to October 29, 2024, and former director of Top Win Hong Kong from April 19, 2018 to October 29, 2024
Nature	[3]	Transfer of life insurance policies
Amount	[3]	$ 817,470
Mr. Ngai Kwan [Member]
Related Party Transaction [Line Items]
Relationship with the Group		Director of the Company since August 7, 2024
Nature	[4]	Amount due from a director
Amount	[4]	$ 10,000
Top Pride International Limited One [Member]
Related Party Transaction [Line Items]
Nature	[5]	Inventory management service
Amount	[5]			$ 85,562
Mr. Sit Hon [Member]
Related Party Transaction [Line Items]
Nature	[6]	Amount due from a director
Amount	[6]		$ 420,686

[1]	The amount for the years ended December 31, 2024, 2023 and 2022 represented the lease expense charged by New Harvest for the lease of office premise at 33/F, Sunshine Plaza, 353 Lockhart Road, Wan Chai, Hong Kong. The amount for the year ended December 31, 2024 represented the lease expense from January 1, 2024 to October 29, 2024, the date that New Harvest ceased to be a related party of the Group.
[2]	The amount for the years ended December 31, 2023 and 2022 represented the lease expense charged by Top Pride for the lease of warehouse at Unit1208 on 12/F, Riley House, No. 88 Lei Muk Road, Kwai Chung, New Territories, Hong Kong. The Group chose not to renew the lease contract in 2024.
[3]	On May 31, 2024, the Group resolved to dispose of the investments in of Sun Life Insurance policy and BOC Life Insurance policy to Mr. Sit Hon at a consideration of $817,470. No gain or loss was recognized upon the disposal. Please refer to Note 9 for details.
[4]	The outstanding balance as of December 31, 2024, represented advances made to Mr. Ngai Kwan by the Group to facilitate his personal needs. The balance was interest-free, unsecured, and repayable on demand, and has been fully settled as of the date of this report.
[5]	The amount for the year ended December 31, 2022 represented expense related to the inventory management service provided by Top Pride to the Group, including the monitoring, checking and packaging of goods, warehouse management service and logistic services. There was no such service provided and expense incurred for the year ended December 31, 2023.
[6]	The outstanding balance as of December 31, 2023, represented advances made to Mr. Sit Hon by the Group to facilitate his personal needs. The balance was interest-free, unsecured, and repayable on demand, and has been fully settled during the year ended December 31, 2024.